TRADE AND OTHER PAYABLES (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Trade payables		$ 1,693	$ 561
Governmental authorities		1,258	488
Accrued expenses		1,959	806
Total	$ 4,619	$ 4,910	$ 1,855